Employees' Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,166,730	¥2,094,807
Service cost	75,251	72,542
Interest cost	43,854	40,840
Plan amendment	(31)	197
Actuarial loss (gain)	6,243	21,493
Other	4,638	12,594
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(204,572)

Benefit obligation, end of year	2,094,807	2,037,901

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,136,409	1,086,800
Actual return on plan assets	(16,478)	25,372
Employer contributions	72,040	69,851
Other	3,076	3,588
Benefit payments (Pension)	(108,247)	(112,732)

Fair value of plan assets, end of year	1,086,800	1,072,879

At March 31:
Under funded status	¥(1,008,007)	¥(965,022)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(1,008,046)	¥(965,068)
Other assets	39	46
Accumulated other comprehensive loss (income)	310,145	330,090

Net amount recognized	¥(697,862)	¥(634,932)

Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥351,345	¥356,081
Transition obligation	1,112	943
Prior service cost(*)	(42,312)	(26,934)

Total	¥310,145	¥330,090

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Projected benefit obligation	¥2,093,675	¥2,037,514
Fair value of plan assets	1,085,593	1,072,776

Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,074,323	¥2,017,684
Fair value of plan assets	1,085,593	1,072,776

Schedule Of Charges To Income For Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥75,818	¥75,251	¥72,542
Interest cost on projected benefit obligation	46,906	43,854	40,840
Expected return on plan assets	(25,171)	(24,819)	(21,562)
Amortization of net actuarial loss	26,779	11,936	16,624
Amortization of transition obligation	134	169	169
Amortization of prior service cost	(22,292)	(22,279)	(15,738)

Total	¥102,174	¥84,112	¥92,875

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥47,540	¥17,681
Amortization of net actuarial loss	(11,936)	(16,624)
Amortization of transition obligation	(169)	(169)
Accrued past service liability	(31)	173
Amortization of prior service cost	22,279	15,738
Other	1,169	3,146

Total	¥58,852	¥19,945

Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.4-3.4%
Expected long-term return on plan assets	2.5%	2.3%	2.0%

Schedule Of Fair Values Of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥11,822	¥11,822	—	—

Debt securities
Japanese government bonds/local government bonds	415,557	396,847	18,710	—
Domestic corporate bonds	119,942	—	119,942	—
Foreign government bonds	90,769	89,474	1,295	—
Foreign corporate bonds	4,102	306	3,796	—

Equity securities
Domestic	138,916	138,916	—	—
Foreign	98,149	98,149	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥735,514	¥335,167	¥2,198

Schedule Of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2013	¥183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529

Total	¥1,508,342

NTT CDBP
Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,338,782	¥1,426,059
Service cost	36,591	37,896
Interest cost	27,866	27,980
Actuarial loss (gain)	34,091	(48)
Other	11,967	2,235
Benefit payments	(23,238)	(27,058)

Benefit obligation, end of year	1,426,059	1,467,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	921,356	898,141
Actual return on plan assets	(23,447)	12,654
Employer contributions	7,652	7,542
Employee contributions	3,615	3,567
Other	12,203	2,401
Benefits payments	(23,238)	(27,058)

Fair value of plan assets, end of year	898,141	897,247

At March 31:
Under funded status	¥(527,918)	¥(569,817)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(527,918)	¥(569,817)
Accumulated other comprehensive loss	182,711	178,539

Net amount recognized	¥(345,207)	¥(391,278)

Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥191,578	¥183,549
Prior service cost(*)	(8,867)	(5,010)

Total	¥182,711	¥178,539

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule Of Charges To Income For Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥36,415	¥36,591	¥37,896
Interest cost on projected benefit obligation	28,084	27,866	27,980
Expected return on plan assets	(20,539)	(22,858)	(21,901)
Amortization of net actuarial loss	18,869	12,488	17,232
Amortization of prior service cost	(4,597)	(4,526)	(3,857)
Employee contributions	(3,605)	(3,615)	(3,567)

Total	¥54,627	¥45,946	¥53,783

Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥80,396	¥9,199
Amortization of net actuarial loss	(12,488)	(17,232)
Amortization of prior service cost	4,526	3,857
Other	91	4

Total	¥72,525	¥(4,172)

Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule Of Fair Values Of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,165	¥9,165	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥898,141	¥542,635	¥349,602	¥5,904

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,932	¥5,932	—	—

Debt securities
Japanese government bonds/local government bonds	304,330	289,164	15,166	—
Domestic corporate bonds	88,047	—	88,047	—
Foreign government bonds	68,930	68,281	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	192,082	192,069	13	—
Foreign	108,260	108,260	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥663,829	¥228,731	¥4,687

Schedule Of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2013	¥31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524

Total	¥457,999